Going Concern	3 Months Ended
Mar. 31, 2020
Going Concern
Going Concern

1	Going Concern

Aeterna Zentaris Inc. (“Aeterna Zentaris” or the “Company”) has incurred significant expenses in its efforts to develop and co-promote products. Consequently, the Company has incurred operating losses and negative cash flow from operations historically and in each of the last several years except for the year ended December 31, 2018 when the Company earned revenue from the sale of a license for the adult indication of Macrilen™ (macimorelin) in the United States and Canada (the “License Agreement”) to Novo Nordisk A/S (“Novo”) (note 5). As at March 31, 2020, the Company had an accumulated deficit of $315 million. The Company also had net income of $779 for the three months ended March 31, 2020, and negative cash flow from operations of $2,444 in this period.

Management has evaluated whether material uncertainties exist relating to events or conditions that may cast substantial doubt about the Company’s ability to continue as a going concern and has considered the following in making that critical judgment.

The ability of the Company to realize its assets and meet its obligations as they come due is dependent on earning sufficient revenues under the License Agreement, developing opportunities for Macrilen™ (macimorelin) in the rest of the world, realizing other monetizing transactions, and raising additional sources of funding, the outcome of which cannot be predicted at this time. The revenue provided under the License Agreement was $14 for the three months ended March 31, 2020 and as at March 31, 2020, the Company had cash of $9,182. On February 21, 2020, the Company closed an equity financing for $3,900 in net cash proceeds.

A significant portion of the Company’s cash is held in Aeterna Zentaris GmbH (“AEZS Germany”), the Company’s principle operating subsidiary. AEZS Germany is the counter-party to the License Agreement, which is expected to generate future revenue. Management considers the cash resources available to AEZS Germany in executing its obligations under the License Agreement. In the event the current and medium term liabilities of AEZS Germany exceeds the fair values ascribed to its assets, under German solvency laws, it may no longer be possible for AEZS Germany’s operations to continue or for AEZS Germany to transfer cash to Aeterna Zentaris Inc or its U.S. subsidiary. This imposes additional and material uncertainties on the Company when evaluating liquidity and the going concern assumption.

The Company has some discretion to manage its planned research and development costs, administrative expenses and capital expenditures in order to manage its cash liquidity, particularly in AEZS Germany. Furthermore, AEZS Germany is focused on opportunities to either license or sell the European or worldwide rights to Macrilen™ (macimorelin) to third parties. As of the date of issuance of these consolidated financial statements, there are no assurances that cash will be generated from such arrangements. Management may also need to consider other sources of financing in order to continue its planned operations.

Additionally, in 2020, the COVID-19 pandemic began causing significant financial market declines and social dislocation. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. The spread of COVID-19 may impact the Company’s operations, including the potential interruption of our clinical trial activities and our supply chain. For example, the COVID-19 outbreak may delay enrollment in our pediatric clinical trial due to prioritization of hospital resources toward the outbreak, and some patients may be unwilling to enroll in our trials or be unable to comply with clinical trial protocols if quarantines impede patient movement or interrupt healthcare services, which would delay our ability to conduct clinical trials or release clinical trial results and could delay our ability to obtain regulatory approval and commercialize our product candidates. The spread of an infectious disease, including COVID-19, may also result in the inability of our suppliers to deliver components or raw materials on a timely basis or at all. In addition, hospitals may reduce staffing and reduce or postpone certain treatments in response to the spread of an infectious disease. Such events may result in a period of business disruption and, in reduced operations, doctors or medical providers may be unwilling to participate in our clinical trials, any of which could materially affect our business, financial condition or results of operations.

Management has assessed the Company’s ability to continue as a going concern and concluded that additional capital will be required. There can be no assurance that the Company will be able to execute license or purchase agreements or to obtain equity or debt financing, or on terms acceptable to it. Factors within and outside the Company’s control could have a significant bearing on its ability to obtain additional financing. As a result, management has determined that there are material uncertainties that may cast substantial doubt upon the Company’s ability to continue as a going concern.

These unaudited condensed interim consolidated financial statements have been prepared on a going concern basis, which asserts the Company has the ability in the near term to continue to realize its assets and discharge its liabilities and commitments in a planned manner giving consideration to the above and expected possible outcomes. Conversely, if the going concern assumption is not appropriate, adjustments to the carrying amounts of the Company’s assets, liabilities, revenues, expenses and balance sheet classifications may be necessary, and these adjustments could be material.